Discontinued Operations (Details)	Jul. 06, 2025 USD ($)	Jul. 06, 2025 CNY (¥)
Xianjin Technology [Member]
Discontinued Operations [Line Items]
Consideration amount	$ 702,346	¥ 5,000,000
Golden Sun Wenzhou [Member]
Discontinued Operations [Line Items]
Ownership percentage	100.00%	100.00%
Xianjin Technology [Member]
Discontinued Operations [Line Items]
Ownership percentage	85.00%	85.00%
Zhouzhi Culture [Member]
Discontinued Operations [Line Items]
Ownership percentage	100.00%	100.00%
Shanghai Jinheyu [Member]
Discontinued Operations [Line Items]
Ownership percentage	51.00%	51.00%
Hangzhou Jicai [Member]
Discontinued Operations [Line Items]
Ownership percentage	100.00%	100.00%
Qinshang Education [Member]
Discontinued Operations [Line Items]
Ownership percentage	100.00%	100.00%
Hongkou Tutorial [Member]
Discontinued Operations [Line Items]
Ownership percentage	90.00%	90.00%